Note 4 - Oil and Gas Properties - Schedule of Oil and Gas Properties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leasehold Improvements, Oil and Gas Properties [Member] | Chicorica, LLC [Member]
Balance	$ 40,000	$ 10,000
Additions	0	30,000
Balance	40,000	40,000
Leasehold Improvements, Oil and Gas Properties [Member] | Undeveloped [Member]
Balance	62,596	15,791
Additions	0	46,805
Balance	62,596	62,596
Lease Acquisition Costs , Logan County Project I [Member]
Balance	1,358,078	120,000
Additions	82,140	1,238,078
Balance	1,440,218	1,358,078
Oil and Gas Properties [Member]
Balance	1,460,674	145,791
Additions	82,140	1,314,883
Balance	$ 1,542,814	$ 1,460,674